UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management Advisors Inc

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        8/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total:  $36,461,265.03
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------- -------------- --------- ---------- ----------------- ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------- -------------- --------- ---------- -------- --- ---- ---------- -------- ---- ------ ----
Schlumberger                              Com            806857108  193756.35     2985          SOLE                Sole      0    0
Varian Medical Systems                    Com            92220p105  200237.15     3295          SOLE                Sole      0    0
Weingarten Realty 6.5% Pfd Series F       Com            948741889  210375.00     8250          SOLE                Sole      0    0
Cummins                                   Com            231021106  225845.75     2330          SOLE                Sole      0    0
Sysco                                     Com            871829107  244442.00     8200          SOLE                Sole      0    0
CVS                                       Com            126650100  264024.50     5650          SOLE                Sole      0    0
Ultra Petroleum Corp                      Com            903914109  264151.50    11450          SOLE                Sole      0    0
American Express                          Com            025816109  267766.00     4600          SOLE                Sole      0    0
Thermo Fisher Scientific                  Com            883556102  272527.50     5250          SOLE                Sole      0    0
Magellan Midstream Partners LP            Com            559080106  282560.00     4000          SOLE                Sole      0    0
Hershey                                   Com            427866108  284540.90     3950          SOLE                Sole      0    0
Google Cl A                               Com            38259p508  285974.51      493          SOLE                Sole      0    0
Enterprise Products Partners              Com            293792107  307440.00     6000          SOLE                Sole      0    0
National Oilwell Varco                    Com            637071101  336054.60     5215          SOLE                Sole      0    0
Diageo PLC-Sponsored ADR                  Com            25243q205  339615.65     3295          SOLE                Sole      0    0
3M                                        Com            88579Y101  362880.00     4050          SOLE                Sole      0    0
Monsanto                                  Com            61166w101  397344.00     4800          SOLE                Sole      0    0
EOG Resources                             Com            26875p101  405495.00     4500          SOLE                Sole      0    0
Corning                                   Com            219350105  407812.20    31540          SOLE                Sole      0    0
Western Gas Partners LP                   Com            958254104  407940.50     9350          SOLE                Sole      0    0
Waste Management                          Com            94106L109  413158.00    12370          SOLE                Sole      0    0
Greenlight Capital                        Com            G4095J109  415617.00    16350          SOLE                Sole      0    0
Rogers                                    Com            775109200  458056.50    12650          SOLE                Sole      0    0
Apple Computer                            Com            037833100  475960.00      815          SOLE                Sole      0    0
Life Technologies                         Com            53217v109  485307.13    10787          SOLE                Sole      0    0
Nestle SA Spons ADR                       Com            641069406  505400.40     8460          SOLE                Sole      0    0
Southern Cal Edison 6.05% Var Rate Pfd    Com            842400756  582670.75     5834          SOLE                Sole      0    0
Novartis AG ADR                           Com            66987v109  614341.00    10990          SOLE                Sole      0    0
Xilinx                                    Com            983919101  657627.14    19590          SOLE                Sole      0    0
Canadian Natural Resources                Com            136385101  676888.50    25210          SOLE                Sole      0    0
Cullen Frost Bankers                      Com            229899109  715750.50    12450          SOLE                Sole      0    0
Loews Corp                                Com            540424108  736380.00    18000          SOLE                Sole      0    0
Pepsico                                   Com            713448108  752529.00    10650          SOLE                Sole      0    0
Sociedad Quimica y Minera de Chile SA     Com            833635105  780771.75    14025          SOLE                Sole      0    0
Applied Materials                         Com            038222105  789684.20    68998          SOLE                Sole      0    0
Sempra Energy                             Com            816851109  797630.40    11580          SOLE                Sole      0    0
Roche Holding AG                          Com            771195104  814697.00    18850          SOLE                Sole      0    0
Altera                                    Com            021441100  833140.80    24620          SOLE                Sole      0    0
Costco Wholesale                          Com            22160k105  843125.00     8875          SOLE                Sole      0    0
Emerson Electric                          Com            291011104  929969.70    19965          SOLE                Sole      0    0
Halliburton                               Com            406216101  988000.30    34801          SOLE                Sole      0    0
Wal-Mart                                  Com            931142103 1068807.60    15330          SOLE                Sole      0    0
Procter & Gamble                          Com            742718109 1071568.75    17495          SOLE                Sole      0    0
US Bancorp Float Rate Pfd                 Com            902973155 1120462.00    49100          SOLE                Sole      0    0
3.5%min(c041511)
Qualcomm                                  Com            747525103 1165464.64    20931          SOLE                Sole      0    0
American Tower Corp Cl A                  Com            03027x100 1207695.25    17275          SOLE                Sole      0    0
Johnson & Johnson                         Com            478160104 1232970.00    18250          SOLE                Sole      0    0
Coca Cola                                 Com            191216100 1337830.90    17110          SOLE                Sole      0    0
Vodafone PLC ADR                          Com            92857w209 1433065.72    50854          SOLE                Sole      0    0
Microsoft                                 Com            594918104 1443236.20    47180          SOLE                Sole      0    0
Wells Fargo                               Com            949746101 1521507.76    45500          SOLE                Sole      0    0
Berkshire Hathaway Inc Cl B               Com            084670702 1679099.50    20150          SOLE                Sole      0    0
Exxon Mobil                               Com            30231g102 1952068.53    22813          SOLE                Sole      0    0


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